AUXIER FOCUS FUND (the "Fund")

Supplement dated February 13, 2017 to the Prospectus dated November 1, 2016

All references in the Prospectus to the business address of Auxier Asset Management LLC are hereby replaced with 15668 NE Eilers Road, Aurora, Oregon 97002.

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 328-9437

PLEASE RETAIN FOR FUTURE REFERENCE.

AUXIER FOCUS FUND (the "Fund")

Supplement dated February 13, 2017 to the Statement of Additional Information ("SAI") dated November 1, 2016

All references in the SAI to the business address of Auxier Asset Management LLC are hereby replaced with 15668 NE Eilers Road, Aurora, Oregon 97002.

* * *

For more information, please contact a Fund customer service representative toll free at
(877) 328-9437

PLEASE RETAIN FOR FUTURE REFERENCE.